SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Small Cap Growth Fund
DWS Small Mid Cap Growth VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of each fund’s prospectus.
Peter Barsa, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2017.
The following information replaces the existing similar disclosure for the funds under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
The following Portfolio Manager is primarily responsible for the day-to-day management of the fund.
Peter Barsa, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 1999.
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Portfolio Manager for DWS Global Small Cap, US Small Cap Growth and US Small Mid Cap Growth: New York.
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Previously served as an equity research analyst covering consumer discretionary and consumer staples and as a global small cap equity research generalist.
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BS in Finance, Villanova University.
Please Retain This Supplement for Future Reference
August 17, 2023
PROSTKR23-80